Employee Stock And Incentive Plan (Summary Of Compensation Costs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income tax benefit	$ 421	$ 386	$ 355
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation within opertions and maintenance expense	30	612	1,361
Income tax benefit	461	580	673
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation within opertions and maintenance expense	3,451	2,552	943
Income tax benefit	1,406	1,040	384
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation within opertions and maintenance expense	813	634	342
Income tax benefit	336	262	142
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation within opertions and maintenance expense	770	1,739	1,800
Income tax benefit	$ 320	$ 721	$ 740